Equity-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			3 Months Ended			9 Months Ended				12 Months Ended
	Mar. 24, 2021	Feb. 01, 2020	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2021	Sep. 30, 2020		Sep. 30, 2021	Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Jun. 30, 2021	Mar. 17, 2021	Jun. 30, 2020	[2]
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Aggregate intrinsic value, options exercised								$ 0	$ 0		$ 0		$ 0
Options granted, fair value								544	0		84,684		0
Share based compensation expense					$ 10,328			$ 30,511	$ 304		$ 93,185		980
Common Stock issued settled								187,250,836			187,250,836				164,063,787
Common stock, par value								$ 0.001			$ 0.001				$ 0.001
Equity Method Investment, Ownership Percentage															50.00%
Payments for Repurchase of Equity											$ 1,474		$ 1,361
Class A-1 Limited Partnership Units [member]
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Cash purchase price paid		$ 135,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		65,047
Capital Issuance Costs Incurred															$ 3,371
Stock Options
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Annual award vesting rights, percentage											25.00%
Award vesting period											4 years
Award expiration period											10 years
Share-based Payment Award, Fair Value Assumptions, Expected Term											6 years 3 months	[1]					1 year 8 months 8 days
Restricted Stock Awards
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Annual award vesting rights, percentage											25.00%
Number of shares issued	300,489
Award vesting period											4 years
Share based compensation expense, unrecognized											$ 2,822
Pre-IPO Awards Converted RSAs
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Annual award vesting rights, percentage											50.00%
RSUs
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Annual award vesting rights, percentage											25.00%
Stock Appreciation Rights (SARs)
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Annual award vesting rights, percentage	50.00%										25.00%
Share based payment award, description and terms											80% of each SAR award vested 25% annually over four years and only becomes payable to the extent vested upon a qualified change in control (“Time-vesting SARs”), while the remaining 20% vests concurrent to the change in control (“Performance-vesting SARs”).				80% of each SARs award time vests over a four-year vesting schedule and can only become payable to the extent vested upon a qualified change in control or IPO, while the remaining 20% vests concurrent to the change in control.
Share based compensation expense											$ 11,399
Capital Units, Authorized															350,000
Capital units unissued															170,075		153,375
Equity Method Investment, Ownership Percentage															50.00%
Non-vested awards RSAs, options and RSUs
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Share based compensation expense								$ 0			10,328
Share based compensation expense, unrecognized											$ 142,040
Weighted average contractual term											2 years 8 months 23 days
Maximum
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Share-based Payment Award, Fair Value Assumptions, marketability discount						29.00%									28.50%
Maximum | Stock Options
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Share-based Payment Award, Fair Value Assumptions, Expected Term															2 months 12 days
Minimum
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Share-based Payment Award, Fair Value Assumptions, marketability discount						4.50%									5.00%
Minimum | Stock Options
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Share-based Payment Award, Fair Value Assumptions, Expected Term															1 month 6 days
2021 Equity Incentive Plan
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Number of shares available for issuance, annual percentage increase								4.00%			4.00%
Number of share available for grant, annual percentage increase, term											10 years
2021 Equity Incentive Plan | Maximum
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Number of shares available for issuance								20,744,444			20,744,444
Cash | Stock Appreciation Rights (SARs)
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Annual award vesting rights, percentage	50.00%
Common Stock [Member]
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Common Stock issued settled						164,063,787	[2]	187,250,836	164,063,787	[2]	187,250,836		164,063,787	[2]	164,063,787	[3]	147,157,801	[3]	187,273,782		164,063,787
Common Stock [Member] | Stock Appreciation Rights (SARs)
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Annual award vesting rights, percentage	50.00%
IPO
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Common Stock issued settled								573,782			573,782
Common stock, par value								$ 18			$ 18									$ 0.001
Settled of Common Stock restricted								214,669			214,669
Class B units
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Share based payment award, description and terms			Class B units granted after 2015 have similar terms, but 80% vest over four years commencing on the 1st anniversary date and 20% vest upon a change in control.	The initial Class B units granted vest 20% upon grant; 60% are time-based awards vesting on the 2nd, 3rd, and 4th grant-date anniversary; and 20% contain a performance condition that vests upon a change in control. Class B units granted after 2015 have similar terms, but 80% vest over four years commencing on the 1st anniversary date and 20% vest upon a change in control.
Share based compensation expense															$ 2		$ 4
Share-based Payment Award, Fair Value Assumptions, Expected Term															7 months 6 days		2 years
Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price															$ 0		$ 4.70
Nonvested Award, Cost Not yet Recognized, Amount															$ 0		$ 2
Nonvested Award, Cost Not yet Recognized, Period for Recognition															0 years		3 days
Payments for Repurchase of Equity															$ 1,505
Class C Units
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Share based compensation expense															$ 2,122		$ 1,153
Capital Units, Authorized															17,309,769
Capital units unissued															212,769		2,975,369
Share-based Payment Award, Fair Value Assumptions, Expected Term															1 year 6 months		1 year 6 months
Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price															$ 5.13		$ 1.75
Nonvested Award, Cost Not yet Recognized, Amount															$ 8,403		$ 2,115
Nonvested Award, Cost Not yet Recognized, Period for Recognition															2 years 5 months 4 days		2 years 1 month 17 days
Payments for Repurchase of Equity																	$ 1,981

[1]	An estimated expected life of 6.25 years before exercise was used based on the midpoint of the vesting date and the full contractual term (known as the simplified method). We do not have sufficient history of exercise for similar awards.
[2]	The consolidated balances as of June 30, 2020 and September 30, 2020 were derived from the audited consolidated financial statements as of that date and were retroactively adjusted, including shares and per share amounts, as a result of the Reorganization. See Note 1 to the condensed consolidated financial statements for additional details.
[3]	The consolidated balances as of December 31, 2020 and 2019 were derived from the audited consolidated financial statements as of that date and were retroactively adjusted, including shares and per share amounts, as a result of the Reorganization. See Note 1 to the condensed consolidated financial statements for additional details.